Note 17 - Financial Instruments (Detail) - Estimated Fair Value of Derivatives (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notional Amount	$ 59,277
Fair Value - Liability	(5,811)	(8,375)
SWAP Number 1 [Member] | EGNATIA [Member]
SWAP Number	1
Notional Amount	10,000
Period	7 years
Effective Date	Jul. 03, 2006
Interest Rate Payable	4.76%
Fair Value - Liability	(222)	(684)
SWAP Number 2 [Member] | HSH NORDBANK [Member]
SWAP Number	2
Notional Amount	7,332
Period	5 years
Effective Date	Mar. 27, 2008
Interest Rate Payable	4.60%
Fair Value - Liability	(73)	(375)
SWAP Number 3 [Member] | EMPORIKI [Member]
SWAP Number	3
Notional Amount	20,000
Period	7 years
Effective Date	Mar. 30, 2008
Interest Rate Payable	10.85%
Fair Value - Liability	(2,785)	(3,863)
SWAP Number 4 [Member] | HSH NORDBANK [Member]
SWAP Number	4
Notional Amount	10,599
Period	7 years
Effective Date	Jul. 15, 2008
Interest Rate Payable	5.55%
Fair Value - Liability	(1,591)	(1,951)
SWAP Number 5 [Member] | HSH NORDBANK [Member]
SWAP Number	5
Notional Amount	11,346
Period	4 years
Effective Date	Jun. 28, 2010
Interest Rate Payable	4.73%
Fair Value - Liability	$ (1,140)	$ (1,502)